The Company and Summary of Significant Accounting Policies - Schedule of revenue recognized during the years (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue from External Customer [Line Items]
Revenue	$ 40,355	$ 708,244
Product [Member]
Revenue from External Customer [Line Items]
Revenue	17,832	701,092
Service [Member]
Revenue from External Customer [Line Items]
Revenue	$ 22,523	$ 7,152